Schedule of Future Minimum Payments Under Non-Cancellable Leases (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
2024		$ 256,414
2025		69,421
Total undiscounted cash flows		325,835
Less: amount representing interest		(9,827)
Present value of operating lease liability		316,008	$ 546,022
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
2024 (6 Months)	$ 136,027
2024	69,421
Total undiscounted cash flows	205,448
Less: amount representing interest	(3,446)
Present value of operating lease liability	202,002	316,008
Less: current portion of operating lease liability	202,002	246,880	230,014
Long-term operating lease liability		69,128	316,008
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
2024 (6 Months)	42,773
2024	87,038
2025	89,650
2026	53,199
Total undiscounted cash flows	272,660
Less: amount representing interest	(19,745)
Present value of operating lease liability	252,915	287,994
Less: current portion of operating lease liability	75,147	72,034
Long-term operating lease liability	$ 177,768	215,960
Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
2024		84,503
2025		87,038
2026		89,650
Total undiscounted cash flows		314,390
Less: amount representing interest		(26,396)
Present value of operating lease liability		287,994
Less: current portion of operating lease liability		72,034
2027		$ 53,199